Reserves - Summary of Weighted-Average Assumption for Stock Option Grants (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Expected volatility	55.00%
Expected life	4 years 9 months
Expected forfeiture rate	17.00%
Risk-free interest rate	1.02%
Weighted average share price	$ 18,300
Weighted average fair value of options at grant date	$ 4.46